Note 9 - Leases - Lessee Future Minimum Lease Payments (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Capital leases 2018	¥ 5,044,295
Capital leases 2019	4,240,647
Capital leases 2020	3,282,762
Capital leases 2021	2,147,828
Capital leases 2022	981,767
Capital leases 2023 and thereafter	7,833
Total minimum capital lease payments	15,705,132
Less amounts representing interest	(501,766)
Present value of net minimum capital lease payments	15,203,366
Less current portion	(4,818,723)	¥ (3,954,386)
Noncurrent portion	10,384,643	¥ 7,779,367
Connectivity Lines [Member]
Operating leases 2018	857,513
Operating leases 2019	492,168
Operating leases 2020	100,935
Operating leases 2021
Operating leases 2022
Operating leases 2023 and thereafter
Total minimum operating lease payments	1,450,616
Other Operating Leases [Member]
Operating leases 2018	3,286,067
Operating leases 2019	3,027,303
Operating leases 2020	757,958
Operating leases 2021	113,476
Operating leases 2022	65,825
Operating leases 2023 and thereafter	155,627
Total minimum operating lease payments	¥ 7,406,256